Dispositions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 28, 2025
Dispositions [Line Items]
Aggregate merger consideration	1.00%		1.00%
Gain from realization of contingent sale consideration receivable				$ 125,355
Assumed contract liabilities					$ 43,722
Brokerage commission			$ 7,500
BTG Business [Member]
Dispositions [Line Items]
Cash					$ 125,000